Derivatives - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign Currency Forward Contracts | Cash Flow Hedge
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value of derivatives	$ 40,000,000
Contract maturity period	One year or less
Contract expiring terms	2019-09
Maximum length of time hedged in cash flow hedge	12 months
Pre-tax loss to be reclassified into earnings within the next 12 months	$ 1,450,000
Foreign Exchange Forward And Option Contracts [Member] | Not Designated as Hedging Instrument, Economic Hedge [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value of derivatives	$ 6,800,000
Contract expiring terms	2019-02
(Loss) gain from foreign currency forward and option contracts not designated as hedging instruments	$ 129,000	$ (829,000)	$ (306,000)